Property and Equipment, net - Schedule of Depreciation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 197	$ 154	$ 564	$ 399	$ 746	$ 875
Cost of Revenue
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	112	59	314	218	367	568
Research and Development
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	50	46	99	83	179	90
General and Administrative
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	21	35	84	70	138	160
Sales and Marketing
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 14	$ 14	$ 67	$ 28	$ 62	$ 57